Related Party Transactions (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Related Party Transactions 1		$ 479,434
Related Party Transactions 2		674,917
Related Party Transactions 3		127,452
Related Party Transactions 4		20,833
Related Party Transactions 1	0
Related Party Transactions 2	81,072
Related Party Transactions 3	67,500
Related Party Transactions 4	217,170
Related Party Transactions 5	33,129
Related Party Transactions 6	$ 127,452